Accounts Receivable and Other	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2020	2019
Trade accounts receivable, gross	$410,403	$461,365

Reserves for sales deductions:
Chargebacks	(104,552)	(109,763)
Other sales deductions	(50,844)	(78,508)
Customer rebates	(17,012)	(34,757)
Allowance for doubtful accounts	(2,774)	(392)
Trade accounts receivable, net	$235,221	$237,945

b.	Other receivables and prepaid expenses:

	March 31,
	2020	2019
Government authorities	$16,257	$28,857
Due from related parties	7,839	8,987
Prepaid expenses	6,638	7,075
Advances to suppliers	1,868	1,062
Interest receivable	760	825
Other	2,205	556
	$35,567	$47,362